NATURE OF BUSINESS AND BASIS OF PRESENTATION (Policies)	12 Months Ended
Oct. 28, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fiscal Year
Fiscal Year
We use a 52/53 week fiscal year ending on the Sunday closest to October 31. The year end for fiscal 2018 is October 28, 2018. Fiscal years 2018, 2017, and 2016 were 52-week fiscal years.
On November 16, 2018, the board of directors of the Company approved a change to the Company’s fiscal year from a 52/53 week year with the Company’s fiscal year end on the Sunday closest to October 31 to a fiscal year of the 12 month period of January 1 to December 31 of each calendar year, to commence with the fiscal year ending December 31, 2019. The Company will file a transition report on Form 10-Q on or before February 11, 2019 that will cover the transition period from October 29, 2018 to December 31, 2018

Basis of Presentation
Basis of Presentation
Our consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All intercompany accounts, transactions and profits arising from consolidated entities have been eliminated in consolidation.